INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Income Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUS
In June 2021, the Plan was restated and adopted a pre-approved plan document. The sponsor of the pre-approved plan document received an opinion letter from the IRS dated June 30, 2020, stating that the form of the underlying pre-approved plan document is qualified under Section 401 of the IRC and that any employer adopting this form of the plan will be considered to have a plan qualified under Section 401(a) of the IRC. Once qualified, the Plan is required to operate in conformity with the IRC to maintain its qualified status. The Plan administrator believes the Plan is being operated in compliance with the applicable requirements of the IRC and, therefore, believes the Plan is qualified and the related Trust is tax-exempt as of the financial statement date.
U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS.
The Plan administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025, there are no uncertain tax positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.